Black-Scholes option pricing model to estimate the fair value of its option awards (TABLE)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Black-Scholes option pricing model to estimate the fair value of its option awards(TABLE):
Black-Scholes option pricing model to estimate the fair value of its option awards

The following table summarizes the significant assumptions used in the model during the years ended September 30, 2015 and 2014:

Year Ended September 30, 2015:
Exercise prices	$0.07 - $0.17
Expected volatilities	115.01% - 139.28%
Risk free interest rates	0.79% - 2.36%
Expected terms	3.0 - 10.0 years
Expected dividends	—

Year Ended September 30, 2014:
Exercise prices	$0.14 - $0.38
Expected volatilities	120.72% - 140.83%
Risk free interest rates	0.51% - 1.55%
Expected terms	2.5 - 5.0 years
Expected dividends	—

Black-Scholes option pricing model to estimate the fair value of its option awards.

The following table summarizes the significant assumptions used in the model during the three months ended December 31, 2015:

Exercise prices	$0.02475 - $0.17
Expected volatilities	106.443% - 122.915%
Risk free interest rates	0.888% - 1.68%
Expected terms	1.8 - 10.0 years
Expected dividends	—